Segment Report	12 Months Ended
Jun. 30, 2021
Disclosure of entity's operating segments [Abstract]
Segment Report	SEGMENT REPORT
Accounting policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The chief operating decision-maker has been identified as the CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by an operational management team.

During the 2021 financial year, Harmony completed the acquisition of the Mponeng operation, Mine Waste Solutions as well as the WW and VR Closure businesses. Refer to note 14 for further information on the acquisition.

After applying the qualitative and quantitative thresholds from IFRS 8, Operating Segments, the reportable segments were determined as: Tshepong Operations, Moab Khotsong, Bambanani, Joel, Doornkop, Target 1, Kusasalethu, Masimong, Unisel, Mponeng and Hidden Valley. All other operating segments have been grouped together under all other surface operations.

The CODM has been identified as the CEO's office consisting of the chief executive officer, financial director, executive director: stakeholder relations and corporate affairs, chief operating officer: new business development, corporate strategy and projects, chief executive officer: South-east Asia, chief operating officer: South Africa operations and, as of August 2020, the Senior group executive: enterprise risk and investor relations. Previously, the executive: business development also formed part of the CEO’s office, however the position was vacated and subsequently removed from the CEO's office following the retirement of Frank Abbott on 30 September 2020.

When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.

Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.

A reconciliation of the segment totals to the group financial statements has been included in note 42.
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			t'000
South Africa
Underground
Tshepong Operations	6 214	5 452	4 685	4 865	4 298	3 973	1 349	1 154	712	6 541	6 733	6 297	1 112	930	1 130	7 419	7 293	7 967	1 558	1 417	1 612
Moab Khotsong	6 048	5 008	4 470	3 842	3 344	3 101	2 206	1 664	1 369	4 008	3 842	3 634	633	498	559	7 166	6 592	7 928	903	746	970
Mponeng	4 750	—	—	2 938	—	—	1 812	—	—	4 321	—	—	493	—	—	5 446	—	—	683	—	—
Bambanani	1 687	1 591	1 477	1 156	1 040	994	531	551	483	327	443	562	71	50	61	1 992	2 132	2 515	227	200	230
Joel	1 199	1 037	957	1 124	1 010	971	75	27	(14)	1 166	1 080	947	172	151	187	1 424	1 391	1 567	359	349	429
Doornkop	3 077	2 270	1 931	2 140	1 730	1 564	937	540	367	2 994	2 841	2 759	425	281	308	3 670	2 994	3 273	851	681	730
Target 1	1 410	1 524	1 585	1 667	1 499	1 491	(257)	25	94	1 367	1 276	1 076	368	347	297	1 603	2 244	2 653	488	543	588
Kusasalethu	3 400	2 293	2 975	2 955	2 577	2 395	445	(284)	580	1 057	1 253	1 300	205	188	316	3 999	3 015	4 989	708	615	742
Masimong	1 636	1 401	1 359	1 427	1 258	1 205	209	143	154	26	41	106	29	24	109	2 012	1 999	2 309	510	489	602
Unisel[1]	224	681	713	182	580	564	42	101	149	—	6	46	—	7	45	247	982	1 212	57	219	256
Surface
All other surface operations	7 025	3 302	2 403	4 724	2 135	1 938	2 301	1 167	465	1 921	745	724	335	118	84	8 088	4 349	4 099	39 489	16 264	15 931
Total South Africa	36 670	24 559	22 555	27 020	19 471	18 196	9 650	5 088	4 359	23 728	18 260	17 451	3 843	2 594	3 096	43 066	32 991	38 512	45 833	21 523	22 090
International
Hidden Valley	4 028	3 748	3 591	1 719	1 639	1 362	2 309	2 109	2 229	3 128	3 810	3 694	1 260	959	1 591	4 689	4 872	6 222	3 420	3 906	3 886
Total international	4 028	3 748	3 591	1 719	1 639	1 362	2 309	2 109	2 229	3 128	3 810	3 694	1 260	959	1 591	4 689	4 872	6 222	3 420	3 906	3 886
Total operations	40 698	28 307	26 146	28 739	21 110	19 558	11 959	7 197	6 588	26 856	22 070	21 145	5 103	3 553	4 687	47 755	37 863	44 734	49 253	25 429	25 976
Reconciliation of segment information to the consolidated income statement and balance sheet	1 035	938	766	1 035	938	766	—	—	—	21 947	22 622	15 591
	41 733	29 245	26 912	29 774	22 048	20 324	11 959	7 197	6 588	48 803	44 692	36 736	5 103	3 553	4 687	47 755	37 863	44 734	49 253	25 429	25 976
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R34 million (2020: R54 million) (2019: R350 million).
*    Production statistics are unaudited.
[1]    The Unisel operation closed during October 2020.
RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENT AND BALANCE SHEET

	SA Rand
Figures in million	2021	2020	2019
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	40 698	28 307	26 146
Revenue per income statement	41 733	29 245	26 912
Other metal sales treated as by-product credits in the segment report	(1 035)	(938)	(766)
Production costs per segment report	(28 739)	(21 110)	(19 558)
Production costs per income statement	(29 774)	(22 048)	(20 324)
Other metal sales treated as by-product credits in the segment report	1 035	938	766

Production profit per segment report	11 959	7 197	6 588
Cost of sales items other than production costs	(5 715)	(3 860)	(8 545)
Amortisation and depreciation of mining assets	(3 777)	(3 409)	(3 961)
Amortisation and depreciation of assets other than mining assets	(98)	(99)	(93)
Rehabilitation expenditure	(135)	(47)	(33)
Care and maintenance cost of restructured shafts	(144)	(146)	(134)
Employment termination and restructuring costs	(332)	(40)	(242)
Share-based payments	(114)	(130)	(155)
Impairment of assets	(1 124)	—	(3 898)
Other	9	11	(29)

Gross profit/(loss)	6 244	3 337	(1 957)
Corporate, administration and other expenditure	(1 068)	(611)	(731)
Exploration expenditure	(177)	(205)	(148)
Gains/(losses) on derivatives	1 022	(1 678)	484
Foreign exchange translation gain/(loss)	670	(892)	(86)
Other operating expenses	(241)	(309)	(100)

Operating profit/(loss)	6 450	(358)	(2 538)
Gain on bargain purchase	303	—	—
Acquisition-related costs	(124)	(45)	—
Share of profit from associate	83	94	59
Investment income	331	375	308
Finance costs	(661)	(661)	(575)

Profit/(loss) before taxation	6 382	(595)	(2 746)
42     RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS continued

	SA Rand
Figures in million	2021	2020	2019
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	6 741	7 116	6 604
Mining assets (a)	757	1 062	989
Undeveloped property (b)	3 989	4 025	3 965
Other non-mining assets	411	115	115
Assets under construction (c)	1 584	1 914	1 535
Intangible assets	365	536	533
Restricted cash and investments	5 232	3 642	3 393
Investments in associates	126	146	110
Deferred tax assets	272	531	1
Other non-current assets	332	435	376
Derivative financial assets	328	50	197
Current assets
Inventories	2 542	2 421	1 967
Restricted cash and investments	67	62	44
Trade and other receivables	1 652	1 308	1 064
Derivative financial assets	1 471	18	309
Cash and cash equivalents	2 819	6 357	993
	21 947	22 622	15 591

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise of the Target North property as well as Wafi-Golpu’s undeveloped properties.

(c)    Assets under construction consist of the Wafi-Golpu assets.